Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	F-1/A
Amendment Flag	false
Entity Registrant Name	Apollomics Inc.
Entity Central Index Key	0001944885
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	2834
Entity Address, Address Line One	989 E. Hillsdale Blvd., Suite 220
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	209-4055
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Sanjeev Redkar
Entity Address, Address Line One	989 E. Hillsdale Blvd., Suite 220
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	650
Local Phone Number	209-4055